Goodwill and intangible assets - Impairment testing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
of which goodwill	$ 20,163	$ 24,357
Impairment	7,349	0	$ 0
Goodwill
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
of which goodwill	5,590	$ 12,986
Impairment	7,300
GB&M | Goodwill
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Carrying amount	60,700
of which goodwill	4,000
Value in use	55,800
Impairment	$ 4,000
Discount rate	9.50%
Growth rate beyond initial cash flow projections	2.00%
Europe | CMB | Goodwill
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Carrying amount	$ 20,000
of which goodwill	2,500
Value in use	17,500
Impairment	$ 2,500
Discount rate	9.50%
Growth rate beyond initial cash flow projections	1.80%
North America | GPB | Goodwill
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Carrying amount	$ 900
of which goodwill	400
Value in use	500
Impairment	$ 400
Discount rate	9.50%
Growth rate beyond initial cash flow projections	2.10%
Latin America | CMB | Goodwill
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Carrying amount	$ 1,300
of which goodwill	300
Value in use	1,000
Impairment	$ 300
Discount rate	17.00%
Growth rate beyond initial cash flow projections	3.60%
Middle East and North Africa | CMB | Goodwill
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Carrying amount	$ 2,600
of which goodwill	100
Value in use	1,500
Impairment	$ 100
Discount rate	13.30%
Growth rate beyond initial cash flow projections	2.40%